SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Dec. 31, 2024
Electronic Bicycle [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Electronic Bicycle [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years